Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1	$ 5